Business Acquisitions - Summary of the Fair Value of the Assets and Liabilities Acquired (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Nov. 29, 2017	May 24, 2017	Mar. 10, 2017	Jan. 25, 2017	Dec. 31, 2016	Dec. 13, 2016	Nov. 15, 2016	Oct. 18, 2016	Oct. 11, 2016	Aug. 08, 2016	Aug. 01, 2016	Dec. 31, 2015	Nov. 12, 2015	Oct. 14, 2015	Mar. 03, 2015	Feb. 27, 2015
Business Acquisition [Line Items]
Goodwill	$ 993.7					$ 930.3							$ 890.3
CEDIA [Member]
Business Acquisition [Line Items]
Prepaid expenses					$ 0.3
Goodwill					24.9
Other intangible assets					11.1
Deferred revenues					(1.5)
Purchase price, including working capital adjustment					$ 34.8
InterDrone [Member]
Business Acquisition [Line Items]
Goodwill				$ 5.5
Other intangible assets				2.9
Deferred revenues				(0.2)
Purchase price, including working capital adjustment				$ 8.2
Snow Show [Member]
Business Acquisition [Line Items]
Goodwill			$ 11.3
Other intangible assets			5.8
Deferred revenues			(0.3)
Purchase price, including working capital adjustment			$ 16.8
CPMG [Member]
Business Acquisition [Line Items]
Cash		$ 0.6
Trade and other receivables		5.1
Prepaid expenses		0.5
Goodwill		21.7
Other intangible assets		22.4
Accounts payable and other current liabilities		(0.8)
Deferred revenues		(12.9)
Purchase price, including working capital adjustment		$ 36.6
IGES [Member]
Business Acquisition [Line Items]
Prepaid expenses												$ 0.1
Goodwill												2.9
Other intangible assets												1.8
Deferred revenues												(1.1)
Purchase price, including working capital adjustment												$ 3.7
Collective [Member]
Business Acquisition [Line Items]
Prepaid expenses											$ 0.1
Goodwill											9.0
Other intangible assets											5.2
Deferred revenues											(0.1)
Purchase price, including working capital adjustment											$ 14.2
Digital Dealer [Member]
Business Acquisition [Line Items]
Prepaid expenses										$ 0.3
Goodwill										14.7
Other intangible assets										5.9
Deferred revenues										(0.4)
Purchase price, including working capital adjustment										$ 20.5
Pavement[Member]
Business Acquisition [Line Items]
Prepaid expenses									$ 0.1
Goodwill									5.3
Other intangible assets									2.8
Deferred revenues									(0.4)
Purchase price, including working capital adjustment									$ 7.8
RFID [Member]
Business Acquisition [Line Items]
Prepaid expenses								$ 0.1
Goodwill								4.2
Other intangible assets								2.3
Deferred revenues								(0.9)
Purchase price, including working capital adjustment								$ 5.7
ACRE [Member]
Business Acquisition [Line Items]
Prepaid expenses							$ 0.1
Goodwill							3.8
Other intangible assets							2.1
Deferred revenues							(1.0)
Purchase price, including working capital adjustment							$ 5.0
HCD [Member]
Business Acquisition [Line Items]
Trade and other receivables																	$ 1.1
Prepaid expenses																	0.2
Goodwill																	13.1
Other intangible assets																	10.6
Accounts payable and other current liabilities																	(0.3)
Deferred revenues																	(2.2)
Purchase price, including working capital adjustment																	$ 22.5
Pizza Group [Member]
Business Acquisition [Line Items]
Trade and other receivables																$ 0.4
Event net revenue receivable																0.9
Prepaid expenses																1.0
Goodwill																17.3
Other intangible assets																11.6
Accounts payable and other current liabilities																(0.1)
Deferred revenues																(3.2)
Purchase price, including working capital adjustment																$ 27.9
HOW [Member]
Business Acquisition [Line Items]
Prepaid expenses															$ 0.3
Goodwill															20.5
Other intangible assets															7.2
Deferred revenues															(0.4)
Purchase price, including working capital adjustment															$ 27.6
Fastener Expo [Member]
Business Acquisition [Line Items]
Prepaid expenses														$ 0.1
Goodwill														6.8
Other intangible assets														3.9
Purchase price, including working capital adjustment														$ 10.8